Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value
Assets and liabilities measured at fair value on a recurring basis

The following table represents assets and liabilities reported on the consolidated statements of condition at their fair value as of December 31, 2012 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage-backed securities	$5,265,204	$—	$5,232,344	$32,860
States and political subdivisions	238,675	—	238,675	—
Other	21,136	21,136	—	—

	$5,525,015	$21,136	$5,471,019	$32,860

        The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value as of December 31, 2011 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage-backed securities	$4,969,263	$—	$4,929,658	$39,605
States and political subdivisions	224,761	—	224,761	—
Other	19,891	19,891	—	—

	$5,213,915	$19,891	$5,154,419	$39,605

Reconciliation of activity for mortgage-backed securities on a net basis

The following table presents a reconciliation of activity for such mortgage-backed securities on a net basis (Dollars in thousands):

Balance at December 31, 2011	$39,605
Principal paydowns	(5,829)
Total unrealized gains (losses) included in:
Other comprehensive income	123
Impairment realized in earnings	(1,039)

Balance at December 31, 2012	$32,860

Assets measured at fair value on a non-recurring basis

The following table represents assets measured at fair value on a non-recurring basis as of and for the period ended December 31, 2012 by level within the fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$11,981	$—	$—	$11,981	$295
Other real estate owned	18,749	—	—	18,749	—

        The following table represents assets measured at fair value on a non-recurring basis as of and for the year ended December 31, 2011 by level within the fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$81,723	$—	$—	$81,723	$15,457
Other real estate owned	34,631	—	—	34,631	9,509